Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities [Abstract]
OTHER LIABILITIES

10. OTHER LIABILITIES

The following table describes the principal components of the Company’s other liabilities:

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Net tax provision	$9,985	$116
Lease incentive obligation	9,483	11,358
Deferred rent payable	7,773	4,463
Unamortized lease discounts	1,345	1,877
Other	645	—

Total other liabilities	$29,231	$17,814

For the years ended December 31, 2012 and 2011, amortization of lease discounts recorded into rental revenue totaled $0.5 million and $0.4 million, respectively.